Share Capital - Summary of Changes in Stock Option (Details)	12 Months Ended
	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,521,367	1,884,428
Number of options, Granted | shares	799,767	332,000
Number of option, Expired | shares	(159,021)	(577,335)
Number of options, Forfeited | shares	(234,188)	(117,726)
Number of options, Outstanding | shares	1,927,925	1,521,367	1,884,428
Number of options, Unvested | shares	(661,194)
Number of options, Exercisable | shares	1,266,731
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.17	$ 8.03
Weighted average exercise price, Granted | $ / shares	1.22	2.02
Weighted average exercise price, Expired | $ / shares	3.8	7.15
Weighted average exercise price, Forfeited | $ / shares	1.1	4.15
Weighted average exercise price outstanding, Ending balance | $ / shares	5.69	$ 7.17	$ 8.03
Weighted average exercise price, Unvested | $ / shares	1.3
Weighted average exercise price, Exercisable | $ / shares	$ 7.98
Weighted average life remaining (years)	4 years 5 months 12 days	3 years 5 months 19 days	3 years 3 months 7 days
Weighted average life remaining (years), Unvested	9 years 7 days
Weighted average life remaining (years), Exercisable	2 years 21 days